Derivatives Instruments (Summary of Concentration Risk) (Details) - Credit Concentration Risk - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 2,000,000	$ 1,300,000
Receivables, net | Classification as assets held for sale
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 134,000	$ 118,000
% of total exposure	6.00%	7.00%
Receivables, net | Other accounts receivable
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 408,000	$ 331,000
% of total exposure	17.00%	20.00%
Receivables, net | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 640,000	$ 295,000
% of total exposure	27.00%	17.00%
Receivables, net | Receivables
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 2,138,000	$ 1,528,000
% of total exposure	92.00%	90.00%
Receivables, net | Credit rating of A- or above | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 146,000	$ 88,000
% of total exposure	6.00%	5.00%
Receivables, net | Credit rating of BBB- to BBB+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 78,000	$ 42,000
% of total exposure	3.00%	2.00%
Receivables, net | Not rated | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 416,000	$ 165,000
% of total exposure	18.00%	10.00%
Derivative Instruments (current and long-term) | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 198,000	$ 166,000
% of total exposure	8.00%	10.00%
Derivative Instruments (current and long-term) | Receivables and Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 2,336,000	$ 1,694,000
% of total exposure	100.00%	100.00%
Derivative Instruments (current and long-term) | Credit rating of A- or above | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 96,000	$ 91,000
% of total exposure	4.00%	5.00%
Derivative Instruments (current and long-term) | Credit rating of BBB- to BBB+ | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 3,000	$ 1,000
% of total exposure	0.00%	0.00%
Derivative Instruments (current and long-term) | Not rated | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 99,000	$ 74,000
% of total exposure	4.00%	5.00%
Regulated utilities | Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 956,000	$ 784,000
% of total exposure	41.00%	46.00%
Regulated utilities | Receivables, net | Residential
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 471,000	$ 376,000
% of total exposure	20.00%	22.00%
Regulated utilities | Receivables, net | Commercial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 211,000	$ 184,000
% of total exposure	9.00%	11.00%
Regulated utilities | Receivables, net | Industrial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 94,000	$ 73,000
% of total exposure	4.00%	4.00%
Regulated utilities | Receivables, net | Other
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 177,000	$ 105,000
% of total exposure	8.00%	6.00%
Regulated utilities | Receivables, net | Cash Collateral
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 3,000	$ 46,000
% of total exposure	0.00%	3.00%